Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended
	Mar. 13, 2020	Sep. 15, 2020	May 29, 2020	Feb. 14, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Share-Based Compensation to Employees (Details) [Line Items]
Company issued shares subject to vesting							2,000
Compensation expense					$ 2,585	$ 189
2019 Equity Incentive Plan [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Granted shares pursuant to the award agreement	2,000			3,732,590
2019 Equity Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Exercise percentage				100.00%
2019 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Exercise percentage				110.00%
Independent directors [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Award agreements, description	Pursuant to the Award Agreement, during the term of service as a director of the Company, each independent director of the Company shall be entitled to a fee of $2 per month ($24 per year) and 2,000 ordinary shares of the Company per year of service.
Executive Officers [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Award agreements, description			the Company granted executive officers and key employees 1,585,000 shares pursuant to the Award Agreement under the Company’s 2019 Plan. 50% shares vest immediately on the date of grant, and 50% shares vest on the date that is 90 days from the date of grant, subject to each person’s continued employment. All of the shares vest as of December 31, 2020 except for 24,000 shares cancelled due to two employees’ resignation from the Company.
Mr. Ke Chen [Member]
Share-Based Compensation to Employees (Details) [Line Items]
Award agreements, description		Under the Chen Agreement, Mr. Chen will receive annual compensation in the amount of $2 per month ($24 per year), plus reimbursement of expenses, and 2,000 ordinary shares of the Company per year of service. On September 14, 2020, the Company granted Mr. Chen 2,000 Shares pursuant to the terms of the restricted stock award agreement under the Company’s 2019 Equity Incentive Plan. 100% of the Shares shall fully vest on September 14, 2021.